OTHER ACCRUALS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Accruals
Employees and payroll accruals	$ 833	$ 1,058
Accrued expenses	1,861	987
Accrued vacation and recuperation	233	333
Tax liability	140	1,180
Deferred revenues	24
Other	217	169
Total other accruals	$ 3,307	$ 3,727